Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
11.	Fair Value Measurements

The following methods and assumptions were used to estimate the fair value of each class of financial instruments and other non-financial assets.

Cash and cash equivalents, restricted cash and marketable securities - The fair value of the Company’s cash and cash equivalents restricted cash, and marketable securities approximates their carrying amounts reported in the accompanying consolidated balance sheets.

Vessels and equipment and vessels held for sale – The estimated fair value of the Company’s vessels and equipment and vessels held for sale is determined based on discounted cash flows or appraised values. In cases where an active second hand sale and purchase market does not exist, the Company uses a discounted cash flow approach to estimate the fair value of an impaired vessel. In cases where an active second hand sale and purchase market exists, an appraised value is generally the amount the Company would expect to receive if it were to sell the vessel. Such appraisal is normally completed by the Company.

Investment in term loans –The fair value of the Company’s investment in term loans is estimated using a discounted cash flow analysis, based on current rates currently available for debt with similar terms and remaining maturities. In addition, an assessment of the credit worthiness of the borrower and the value of the collateral is taken into account when determining the fair value.

Loans to equity accounted investees and joint venture partners – The fair value of the Company’s loans to joint ventures and joint venture partners approximates their carrying amounts reported in the accompanying consolidated balance sheets.

Long-term debt – The fair value of the Company’s fixed-rate and variable-rate long-term debt is either based on quoted market prices or estimated using discounted cash flow analyses, based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the Company.

Derivative instruments – The fair value of the Company’s derivative instruments is the estimated amount that the Company would receive or pay to terminate the agreements at the reporting date, taking into account, as applicable, fixed interest rates on interest rate swaps, current interest rates, foreign exchange rates, and the current credit worthiness of both the Company and the derivative counterparties. The estimated amount is the present value of future cash flows. The Company transacts all of its derivative instruments through investment-grade rated financial institutions at the time of the transaction and requires no collateral from these institutions. For the Foinaven FPSO embedded derivative, the calculation of the fair value takes into account the fixed rate in the contract, current interest rates and foreign exchange rates. Given the current volatility in the credit markets, it is reasonably possible that the amounts recorded as derivative assets and liabilities could vary by material amounts in the near term.

The Company categorizes its fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1. Observable inputs such as quoted prices in active markets;

Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Company’s financial instruments that are not accounted for at a fair value on a recurring basis.

		December 31, 2012		December 31, 2011
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring
Cash and cash equivalents, restricted cash, and marketable securities	Level 1	1,178,118	1,178,118	1,200,063	1,200,063
Derivative instruments(note 15)
Interest rate swap agreements—assets(1)	Level 2	165,688	165,688	159,603	159,603
Interest rate swap agreements—liabilities(1)	Level 2	(667,825)	(667,825)	(707,437)	(707,437)

Cross currency interest swap agreement	Level 2	13,886	13,886	2,677	2,677
Foreign currency contracts	Level 2	2,885	2,885	(4,362)	(4,362)
Foinaven embedded derivative	Level 2	—	—	3,385	3,385
Non-recurring
Vessels and equipment(note 18b)	Level 2	287,983	287,983	118,682	118,682
Equity accounted investments(2)	Level 3	—	—	9,623	9,623
Vessels held for sale(note 18b)	Level 2	22,364	22,364	19,000	19,000
Other
Investment in term loans	Level 3	188,756	186,048	189,666	190,939
Loans to equity accounted investees and joint venture partners—Current	Level 3	139,183	139,183	—	—
Loans to equity accounted investees and joint venture partners—Long-term	(3)	67,720	(3)	85,248	(3)
Long-term debt—public(note 8)	Level 1	(914,338)	(949,326)	(547,242)	(533,999)
Long-term debt—non-public(note 8)	Level 2	(4,645,376)	(4,329,117)	(4,897,131)	(4,538,215)

(1)	The fair value of the Company’s interest rate swap agreements at December 31, 2012 includes $21.6 million (December 31, 2011- $24.5 million) of net accrued interest which is recorded in accrued liabilities and accounts receivable on the consolidated balance sheets.
(2)	The fair value measurement used to determine the impairment of the investment in Petrotrans Holdings Ltd. (or PTH) was based upon the estimated liquidation values of the underlying net assets of the investment.
(3)	In these consolidated financial statements the Company’s loans to and equity investments in equity accounted investees form the aggregate carrying value of the Company’s interests in entities accounted for by the equity method. In addition, the loans to joint venture partners together with the joint venture partner’s equity investment in joint venture form the net aggregate carrying value of the joint venture partner’s interest in the joint venture. The fair value of the individual components of such aggregate interests is not determinable.